Medalist Partners MBS Total Return Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 63.0%	Par	Value
AFC Home Equity Loan Trust, Series 1997-3, Class 1A4, 7.47%, 09/27/2027 (b)	$36,482	$35,732
AMSR Trust
Series 2020-SFR4, Class G1, 4.00%, 11/17/2037 (a)	750,000	709,993
Series 2021-SFR3, Class H, 4.90%, 10/17/2038 (a)	1,750,000	1,545,689
Angel Oak Mortgage Trust, Series 2023-6, Class A3, 6.50%, 12/25/2067 (a)	907,108	907,831
Asset Backed Securities Corp. Home Equity Loan Trust, Series 1999-LB1, Class A1F, 7.11%,
06/21/2029	266,033	264,772
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 4.41%, 05/20/2036 (c)	5,774	4,998
Series 2008-R4, Class 1A4, 5.86% (1 mo. Term SOFR + 0.56%), 07/25/2037 (a)	1,124,425	779,087
BRAVO Residential Funding Trust, Series 2024-NQM2, Class B1, 7.91%, 02/25/2064 (a)	1,335,000	1,341,362
Chase Mortgage Finance Corp., Series 2020-CL1, Class M4, 9.79% (1 mo. Term SOFR + 4.46%), 10/25/2057 (a)	271,991	274,557
Citigroup Mortgage Loan Trust, Series 2004-HYB4, Class WA, 6.25%, 12/25/2034 (c)	3,808	3,638
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.12%, 09/27/2066 (a)(c)	1,578,000	1,054,373
Series 2021-4, Class B2, 4.14%, 10/25/2066 (a)(c)	2,625,000	1,757,304
Conseco Finance Home Loan Trust, Series 2000-E, Class B1, 10.26%, 08/15/2031 (c)	69,409	7,940
CoreVest American Finance Trust
Series 2019-1, Class D, 4.82%, 03/15/2052 (a)	1,600,000	1,500,572
Series 2019-1, Class E, 5.59%, 03/15/2052 (a)(c)	242,500	225,517
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 5.33%, 09/25/2034 (c)	217,352	196,321
Series 2006-4CB, Class 2A3, 5.50%, 04/25/2036	3,396	2,500
Series 2006-OA3, Class 1A1, 5.84% (1 mo. Term SOFR + 0.51%), 05/25/2036	7,218	6,359
Series 2006-OA9, Class 1A1, 5.63% (1 mo. Term SOFR + 0.31%), 07/20/2046	22,336	18,045
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.45%, 02/25/2050 (a)(c)	4,228,000	3,635,760
Series 2020-AFC1, Class B2, 4.42%, 02/25/2050 (a)(c)	5,459,650	4,446,275
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.96%, 05/25/2065 (a)(c)	3,200,000	2,575,034
Series 2021-4, Class B2, 4.46%, 11/25/2066 (a)(c)	4,000,000	3,026,928
Eagle Re Ltd., Series 2023-1, Class M1A, 7.32% (30 day avg SOFR US + 2.00%), 09/26/2033 (a)	727,000	731,445
Flagstar Mortgage Trust, Series 2018-1, Class B5, 3.94%, 03/25/2048 (a)(c)	1,206,000	845,037
Fort KL, Series 2021-SFR1, Class G, 4.11%, 09/17/2038 (a)	2,811,000	2,430,382
GreenPoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, 6.06% (1 mo. Term SOFR + 0.73%), 10/25/2045	15,502,942	14,258,272
GSAA Home Equity Trust, Series 2006-5, Class 2A1, 5.58% (1 mo. Term SOFR + 0.25%), 03/25/2036	24,787	8,323
JP Morgan Mortgage Trust
Series 2019-5, Class B5, 4.48%, 11/25/2049 (a)(c)	1,232,439	968,639
Series 2019-5, Class B6, 3.55%, 11/25/2049 (a)(c)	3,541,051	2,115,493
Series 2019-HYB1, Class B4, 4.92%, 10/25/2049 (a)(c)	4,883,416	4,666,035
Series 2020-2, Class B6Z, 7.11%, 07/25/2050 (a)(c)	3,864,437	2,759,812
Series 2021-3, Class A3X, 0.50%, 07/25/2051 (a)(c)(d)	58,559,981	1,671,480
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 8.07% (30 day avg SOFR US + 2.75%), 03/25/2051 (a)	941,900	890,185
Series 2021-CL1, Class M5, 9.17% (30 day avg SOFR US + 3.85%), 03/25/2051 (a)	641,099	587,541
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class M2, 6.44% (1 mo. Term SOFR + 1.12%), 06/25/2036	2,037,453	1,579,292

Mill City Mortgage Loan Trust, Series 2019-1, Class B1, 3.50%, 10/25/2069 (a)(c)	2,245,863	1,876,421
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.01%, 10/25/2058 (a)(c)	2,034,000	1,661,733
Series 2021-NQ2R, Class B2, 3.96%, 10/25/2058 (a)(c)	1,813,000	1,489,467
NMLT Trust, Series 2021-INV1, Class B1, 3.61%, 05/25/2056 (a)(c)	2,326,000	1,621,803
Onslow Bay Mortgage Loan Trust
Series 2024-NQM2, Class A3, 6.18%, 12/25/2063 (a)	1,625,002	1,621,669
Series 2024-NQM2, Class M1, 6.86%, 12/25/2063 (a)(c)	1,238,000	1,235,518
Pretium Mortgage Credit Partners LLC, Series 2021-NPL6, Class A2, 5.07%, 07/25/2051 (a)(b)	2,250,000	2,046,474
Progress Residential Trust
Series 2020-SFR3, Class H, 6.23%, 10/17/2027 (a)	1,000,000	963,708
Series 2021-SFR1, Class B, 1.30%, 04/17/2038 (a)	2,750,000	2,516,409
PRPM LLC, Series 2024-RCF1, Class A1, 4.00%, 01/25/2054 (a)	796,181	763,589
RAAC Series Trust, Series 2004-SP1, Class AI3, 6.12%, 03/25/2034 (b)	1,160	1,136
Radnor Re Ltd. Series 2023-1, Class M1A, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2033 (a)	1,000,000	1,011,112
Series 2023-1, Class M1B, 9.67% (30 day avg SOFR US + 4.35%), 07/25/2033 (a)	1,250,000	1,306,221
RALI Series Trust, Series 2006-QS6, Class 1AV, 0.77%, 06/25/2036 (c)(d)	4,615,412	95,800
RAMP Series Trust, Series 2007-RS1, Class A3, 5.78% (1 mo. Term SOFR + 0.45%), 02/25/2037	9,723,687	2,304,285
Residential Accredit Loans, Inc. Series Trust
Series 2008-QR1, Class 2A1, 5.94% (1 mo. Term SOFR + 0.61%), 09/25/2036	1,380,990	976,689
Series 2006-QS18, Class 1A1, 6.04% (1 mo. Term SOFR + 0.71%), 12/25/2036	2,340,619	1,959,693
Residential Funding Securities Corp., Series 2002-RP1, Class A1, 6.29% (1 mo. Term SOFR + 0.97%), 03/25/2033 (a)	429,287	421,215
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class BX, 4.13%, 11/25/2057 (c)	3,167,956	1,011,379
Series 2018-2, Class XSIO, 0.07%, 11/25/2057 (c)(d)	396,266,931	1,076,538
SGR Residential Mortgage Trust, Series 2022-2, Class A3, 5.35%, 08/25/2062 (a)(c)	875,645	863,839
Star Trust
Series 2021-SFR1, Class H, 9.88% (1 mo. Term SOFR + 4.56%), 04/17/2038 (a)	1,000,000	916,818
Series 2021-SFR2, Class H, 9.58% (1 mo. Term SOFR + 4.26%), 01/17/2039 (a)	2,421,000	2,255,903
Starwood Mortgage Residential Trust, Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (a)	1,000,000	782,778
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 3A1, 4.02%, 11/25/2035 (c)	24,371	21,204
Toorak Mortgage Trust, Series 2024-RRTL1, Class A2, 7.57%, 02/25/2039 (a)(e)	1,200,000	1,199,988
Towd Point Mortgage Trust
Series 2018-6, Class B2, 3.90%, 03/25/2058 (a)(c)	2,750,000	2,051,698
Series 2019-1, Class B2, 3.76%, 03/25/2058 (a)(c)	4,000,000	2,810,975
Series 2019-HY1, Class B3, 7.59% (1 mo. Term SOFR + 2.26%), 10/25/2048 (a)	6,170,000	5,731,682
Series 2019-HY2, Class B4, 7.69% (1 mo. Term SOFR + 2.36%), 05/25/2058 (a)	1,836,000	1,535,215
Series 2019-HY3, Class B1, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	4,704,000	4,520,796
Series 2019-HY3, Class B2, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	3,320,000	3,092,837
Series 2019-HY3, Class B3, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,106,000	1,001,362
Series 2019-HY3, Class B4, 7.44% (1 mo. Term SOFR + 2.11%), 10/25/2059 (a)	1,105,000	957,390
Series 2024-CES1, Class A1B, 6.05%, 01/25/2064 (a)(c)	743,384	744,774
Vericrest Opportunity Loan Transferee
Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a)(b)	1,895,857	1,763,692
Series 2021-NP11, Class A1, 1.87%, 08/25/2051 (a)(b)	1,069,342	1,015,828
Series 2021-NPL2, Class A1, 4.89%, 02/27/2051 (a)(b)	954,670	923,350
Series 2021-NPL4, Class A2, 4.95%, 03/27/2051 (a)(b)	1,506,186	1,356,465
Series 2021-NPL6, Class A1, 2.24%, 04/25/2051 (a)(b)	2,157,098	2,122,372
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.79%, 11/25/2059 (a)(c)	1,000,000	863,491
Series 2021-5, Class B2, 3.94%, 09/25/2066 (a)(c)	1,750,000	1,166,317
Series 2021-8, Class B2, 4.33%, 11/25/2066 (a)(c)	288,000	212,399
Series 2021-R3, Class B2, 4.07%, 04/25/2064 (a)(c)	3,081,000	2,369,206
Washington Mutual Mortgage Pass-Through Certificates Series Trust, Series 2007-4, Class 1A5, 7.00%, 06/25/2037	4,695,008	2,269,570
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY (Cost $152,233,838)		126,343,331

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 16.5%	Par	Value
Bayview Commercial Asset Trust
Series 2006-2A, Class M1, 5.89% (1 mo. Term SOFR + 0.58%), 07/25/2036 (a)	534,247	495,574
Series 2006-2A, Class M3, 5.96% (1 mo. Term SOFR + 0.64%), 07/25/2036 (a)	772,274	737,621
Series 2006-3A, Class M1, 5.95% (1 mo. Term SOFR + 0.62%), 10/25/2036 (a)	623,216	586,148
BPR Trust, Series 2023-STON, Class D, 7.87%, 12/05/2039 (a)(c)	2,500,000	2,466,003
BX Trust
Series 2018-GW, Class D, 7.39% (1 mo. Term SOFR + 2.07%), 05/15/2035 (a)	1,895,000	1,882,063
Series 2021-VOLT, Class C, 6.53% (1 mo. Term SOFR + 1.21%), 09/15/2036 (a)	1,000,000	986,384
Series 2021-ARIA, Class E, 7.68% (1 mo. Term SOFR + 2.36%), 10/15/2036 (a)	1,670,000	1,625,281
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class B1, 13.07% (30 day avg SOFR US + 7.75%), 01/25/2051 (a)	3,043,000	3,030,054
Series 2021-MN3, Class B1, 12.17% (30 day avg SOFR US + 6.85%), 11/25/2051 (a)	6,063,000	5,457,858
GPMT Ltd., Series 2021-FL4, Class C, 7.79% (1 mo. Term SOFR + 2.46%), 12/15/2036 (a)	2,500,000	2,270,225
Greystone CRE Ltd., Series 2024-HC3, Class B, 8.96% (1 mo. Term SOFR + 3.63%), 03/15/2041 (a)(e)	2,075,000	2,069,813
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.69% (30 day avg SOFR US + 3.36%), 10/25/2049 (a)	2,169,304	2,141,370
Series 2019-01, Class B10, 10.94% (30 day avg SOFR US + 5.61%), 10/25/2049 (a)	2,384,000	2,335,716
Series 2020-01, Class M10, 9.19% (30 day avg SOFR US + 3.86%), 03/25/2050 (a)	996,760	986,544
Multi-Family Housing Mortgage Loan Trust Series 2023-FL12, Class C, 9.10% (1 mo. Term SOFR + 3.78%), 10/19/2038 (a)	1,000,000	1,001,670
Series 2024-FL14, Class D, 10.16% (1 mo. Term SOFR + 4.84%), 03/19/2039 (a)	2,500,000	2,504,413
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.00%, 11/25/2047 (a)(c)	2,084,519	1,750,963
Series 2018-1, Class M5, 6.26%, 04/25/2048 (a)	176,719	163,543
Series 2018-2, Class M3, 4.72%, 10/26/2048 (a)(c)	196,044	159,803
Series 2019-1, Class M5, 5.70%, 03/25/2049 (a)(c)	475,535	404,708
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY (Cost $33,945,308)		33,055,754

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 14.6%	Par	Value
Fannie Mae Connecticut Avenue Securities
Series 2020-SBT1, Class 1B1, 12.19% (30 day avg SOFR US + 6.86%), 02/25/2040 (a)	2,000,000	2,134,186
Series 2023-R06, Class 1M2, 8.02% (30 day avg SOFR US + 2.70%), 07/25/2043 (a)	633,000	654,676
Series 2024-R01, Class 1B1, 8.02% (30 day avg SOFR US + 2.70%), 01/25/2044 (a)	1,200,000	1,204,954
Series 2024-R01, Class 1B2, 9.32% (30 day avg SOFR US + 4.00%), 01/25/2044 (a)	1,000,000	1,008,057
Series 2024-R01, Class 1M2, 7.12% (30 day avg SOFR US + 1.80%), 01/25/2044 (a)	1,000,000	1,002,502
FNMA Grantor Trust
Series 2003-T2, Class A1, 5.79% (30 day avg SOFR US + 0.39%), 03/25/2033	22,099	21,718
Series 2004-T3, Class 2A, 4.49%, 08/25/2043 (c)	24,504	24,117
FNMA, Pool 888534, 5.00%, 08/01/2037	4,946	4,869
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.25%, 04/25/2037	63,540	58,328
Series 2007-W8, Class 1A5, 6.50%, 09/25/2037 (c)	6,266	6,079
Freddie Mac Structured Agency Credit Risk
Series 2019-DNA4, Class B2, 11.69% (30 day avg SOFR US + 6.36%), 10/25/2049 (a)	2,216,000	2,451,828
Series 2019-FTR3, Class B2, 10.26% (30 day avg SOFR US + 4.91%), 09/25/2047 (a)	2,533,500	2,661,251
Series 2019-FTR4, Class B2, 10.44% (30 day avg SOFR US + 5.11%), 11/25/2047 (a)	2,800,000	2,965,735
Series 2020-HQA5, Class B2, 12.72% (30 day avg SOFR US + 7.40%), 11/25/2050 (a)	1,660,000	1,953,706
Series 2022-DNA2, Class M2, 9.07% (30 day avg SOFR US + 3.75%), 02/25/2042 (a)	750,000	783,049
Series 2023-DNA2, Class M1B, 8.57% (30 day avg SOFR US + 3.25%), 04/25/2043 (a)	2,500,000	2,630,403
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2020-DNA2, Class B2, 10.24% (30 day avg SOFR US + 4.91%), 02/25/2050 (a)	2,590,000	2,756,182
Series 2020-DNA6, Class B2, 10.97% (30 day avg SOFR US + 5.65%), 12/25/2050 (a)	800,000	876,557
Series 2020-HQA1, Class B2, 10.54% (30 day avg SOFR US + 5.21%), 01/25/2050 (a)	2,050,000	2,148,615
Series 2020-HQA4, Class B2, 14.84% (30 day avg SOFR US + 9.51%), 09/25/2050 (a)	780,000	1,007,621
Series 2021-DNA3, Class B2, 11.57% (30 day avg SOFR US + 6.25%), 10/25/2033 (a)	1,000,000	1,152,381
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.64%, 12/25/2046 (a)(c)	595,000	523,478
Series 2017-SC02, Class M2, 3.86%, 05/25/2047 (a)(c)	1,411,000	1,281,889
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY (Cost $27,529,939)		29,312,181

ASSET-BACKED SECURITIES - NON-AGENCY - 2.2%	Par	Value
Affirm, Inc., Series 2024-A, Class A, 5.61%, 02/15/2029 (a)	1,000,000	1,000,977
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (a)	1,125,000	1,069,655
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49%, 03/15/2027 (a)	2,375,000	2,299,625
TOTAL ASSET-BACKED SECURITIES - NON-AGENCY (Cost $4,376,094)		4,370,257

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0% (f)	Par	Value
Fannie Mae-Aces, Series 2006-M1, Class IO, 0.21%, 03/25/2036 (c)(d)	982,438	10
GNMA REMIC Trust, Series 2012-25, Class IO, 0.40%, 08/16/2052 (c)(d)	5,599	0
Government National Mortgage Association
Series 2002-28, Class IO, 1.11%, 01/16/2042 (c)(d)	5,778	0
Series 2005-23, Class IO, 0.00%, 06/17/2045 (c)(d)	109,432	0
Series 2006-68, Class IO, 0.49%, 05/16/2046 (c)(d)	95,324	115
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY (Cost $15,567)		125

PRIVATE PLACEMENT - 0.0%(f)	Par	Value
NewStream Energy Technologies Group, Inc., Convertible Promissory Note(e)(h)(i)	749,058	0
TOTAL PRIVATE PLACEMENT (Cost $749,058)		0

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%	Shares
First American Government Obligations Fund - Class X, 5.23%(g)	7,897,312	7,897,312
TOTAL SHORT-TERM INVESTMENTS (Cost $7,897,312)		7,897,312

TOTAL INVESTMENTS - 100.2% (Cost $226,747,116)		200,978,960
Liabilities in Excess of Other Assets - (0.2)%		(423,087)
TOTAL NET ASSETS - 100.0%		$200,555,873

FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 29, 2024, the value of these securities total $166,863,926 or 83.2% of the Fund’s net assets.

(b)	Step coupon bond. Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of February 29, 2024.
(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of February 29, 2024.

(d)	Interest only security.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,269,801 or 1.6% of net assets as of February 29, 2024.

(f)	Represents less than 0.05% of net assets.
(g) (h) (i)
The rate shown represents the 7-day effective yield as of February 29, 2024.
Non-income producing.
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of NewStream Energy Technologies Group, Inc.  As of February 29, 2024, the value of this investment was $0 or 0.0% of net assets.

 Summary of Fair Value Disclosure at February 29, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of February 29, 2024:

	Level 1	Level 2	Level 3		Total
Assets:
Residential Mortgage-Backed Securities - Non-Agency	–	$125,143,343	$1,199,988		$126,343,331
Commercial Mortgage-Backed Securities - Non-Agency	–	30,985,941	2,069,813		33,055,754
Residential Mortgage-Backed Securities - Agency	–	29,312,181	–		29,312,181
Asset-Backed Securities - Non-Agency	–	4,370,257	–		4,370,257
Commercial Mortgage-Backed Securities - Agency	–	125	–		125
Private Placement	–	–	0	(a)	0	(a)
Money Market Funds	$7,897,312	–	–		7,897,312
Total Assets	$7,897,312	$189,811,847	$3,269,801		$200,978,960
Refer to the Fund’s schedule of investments for a detailed break-out of securities.

(a)	Amount is less than $0.50.

The following is a reconciliation of the Fund’s level 3 investments for which significant unobservable inputs were used in determining value:

Investments in Securities, at Value
	Commercial MBS - Non-Agency	Residential MBS - Non-Agency

Balance as of November 30, 2023	$-	$-
Accrued discounts/premiums	-	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	-
Purchases	2,069,813	1,199,988
Sales	-	-
Transfers in and/or out of Level 3	-	-
Balance as of February 29, 2024	$2,069,813	$1,199,988

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 29, 2024, and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued measurements:

	Value	Valuation Technique(s)	Unobservable Input	Input/Range

Commercial Mortgage-Backed Securities - Non-Agency	$2,069,813	Market Transaction Method	Prior/Recent Transaction	$99.75
Residential Mortgage-Backed Securities - Non-Agency	1,199,988	Market Transaction Method	Prior/Recent Transaction	100.00